UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21411

 NAME OF REGISTRANT:                     Eaton Vance Senior Floating-Rate
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


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


Eaton Vance Senior Floating-Rate Trust
--------------------------------------------------------------------------------------------------------------------------
 BUFFETS RESTAURANTS HLDGS INC                                                               Agenda Number:  933527890
--------------------------------------------------------------------------------------------------------------------------
        Security:  11988P107
    Meeting Type:  Annual
    Meeting Date:  15-Dec-2011
          Ticker:  BUFR
            ISIN:  US11988P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: WILLIAM R. FLOYD, JR.               Mgmt          For                            For

1B     ELECTION OF DIRECTOR: R. MICHAEL ANDREWS,                 Mgmt          For                            For
       JR.

1C     ELECTION OF DIRECTOR: STEVEN K. LUMPKIN                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: MICHAEL MARKOWITZ                   Mgmt          For                            For

1E     ELECTION OF DIRECTOR: DAVID C. MERRITT                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: WILLIAM M. VAN EPPS                 Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF                     Mgmt          For                            For
       DELOITTE & TOUCHE LLP AS THE COMPANY'S
       INDEPENDENT AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 COMPTON PETROLEUM FIN CORP                                                                  Agenda Number:  933485989
--------------------------------------------------------------------------------------------------------------------------
        Security:  204755AD4
    Meeting Type:  Special
    Meeting Date:  25-Jul-2011
          Ticker:
            ISIN:  US204755AD42
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     A RESOLUTION OF NOTEHOLDERS (THE                          Mgmt          No vote
       "NOTEHOLDERS' ARRANGEMENT RESOLUTION"), THE
       FULL TEXT OF WHICH IS SET OUT IN APPENDIX
       "A" TO THE ACCOMPANYING CIRCULAR, APPROVING
       AMONG OTHER THINGS AN ARRANGEMENT (THE
       "ARRANGEMENT") PURSUANT TO SECTION 192 OF
       THE CANADA BUSINESS CORPORATIONS ACT, WHICH
       ARRANGEMENT IS MORE PARTICULARLY DESCRIBED
       IN THE CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 DELTA AIR LINES, INC.                                                                       Agenda Number:  933627513
--------------------------------------------------------------------------------------------------------------------------
        Security:  247361702
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2012
          Ticker:  DAL
            ISIN:  US2473617023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: RICHARD H. ANDERSON                 Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: EDWARD H. BASTIAN                   Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: ROY J. BOSTOCK                      Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: JOHN S. BRINZO                      Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: DANIEL A. CARP                      Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: DAVID G. DEWALT                     Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: MICKEY P. FORET                     Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: SHIRLEY C. FRANKLIN                 Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: DAVID R. GOODE                      Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: PAULA ROSPUT REYNOLDS               Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: KENNETH C. ROGERS                   Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: KENNETH B. WOODROW                  Mgmt          For                            For

2.     TO APPROVE, ON AN ADVISORY BASIS, THE                     Mgmt          For                            For
       COMPENSATION OF DELTA'S NAMED EXECUTIVE
       OFFICERS.

3.     TO RE-APPROVE THE PERFORMANCE GOALS UNDER                 Mgmt          For                            For
       THE DELTA AIR LINES, INC. 2007 PERFORMANCE
       COMPENSATION PLAN.

4.     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG                Mgmt          For                            For
       LLP AS DELTA'S INDEPENDENT AUDITORS FOR THE
       YEAR ENDING DECEMBER 31, 2012.




--------------------------------------------------------------------------------------------------------------------------
 GREEKTOWN SUPERHOLDINGS INC                                                                 Agenda Number:  933608917
--------------------------------------------------------------------------------------------------------------------------
        Security:  392485108
    Meeting Type:  Annual
    Meeting Date:  08-May-2012
          Ticker:  GRKT
            ISIN:  US3924851088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       NEAL P. GOLDMAN                                           Mgmt          For                            *
       MGT NOM: J.A. BARRET JR                                   Mgmt          For                            *
       MGT NOM: GEORGE BOYER                                     Mgmt          Withheld                       *
       MGT NOM: DARRELL BURKS                                    Mgmt          Withheld                       *
       MGT NOM: M.E. DUGGAN                                      Mgmt          For                            *
       MGT NOM: FREMAN HENDRIX                                   Mgmt          For                            *
       MGT NOM: SOOHYUNG KIM                                     Mgmt          For                            *
       MGT NOM: Y.E. LANDAU                                      Mgmt          For                            *
       MGT NOM: CHARLES MOORE                                    Mgmt          For                            *




--------------------------------------------------------------------------------------------------------------------------
 SEMGROUP CORPORATION                                                                        Agenda Number:  933615138
--------------------------------------------------------------------------------------------------------------------------
        Security:  81663A105
    Meeting Type:  Annual
    Meeting Date:  23-May-2012
          Ticker:  SEMG
            ISIN:  US81663A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       RONALD A. BALLSCHMIEDE                                    Mgmt          For                            For
       SARAH M. BARPOULIS                                        Mgmt          For                            For
       JOHN F. CHLEBOWSKI                                        Mgmt          For                            For
       KARL F. KURZ                                              Mgmt          For                            For
       JAMES H. LYTAL                                            Mgmt          For                            For
       THOMAS R. MCDANIEL                                        Mgmt          For                            For
       NORMAN J. SZYDLOWSKI                                      Mgmt          For                            For

2.     TO APPROVE, ON A NON-BINDING ADVISORY                     Mgmt          For                            For
       BASIS, THE COMPENSATION OF THE COMPANY'S
       NAMED EXECUTIVE OFFICERS.

3.     RATIFICATION OF BDO USA, LLP AS INDEPENDENT               Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.




--------------------------------------------------------------------------------------------------------------------------
 SUPERMEDIA INC                                                                              Agenda Number:  933595475
--------------------------------------------------------------------------------------------------------------------------
        Security:  868447103
    Meeting Type:  Annual
    Meeting Date:  23-May-2012
          Ticker:  SPMD
            ISIN:  US8684471035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       EDWARD J. BAYONE                                          Mgmt          For                            For
       ROBERT C. BLATTBERG                                       Mgmt          For                            For
       CHARLES B. CARDEN                                         Mgmt          For                            For
       THOMAS D. GARDNER                                         Mgmt          For                            For
       DAVID E. HAWTHORNE                                        Mgmt          For                            For
       PETER J. MCDONALD                                         Mgmt          For                            For
       THOMAS S. ROGERS                                          Mgmt          For                            For
       JOHN SLATER                                               Mgmt          For                            For
       DOUGLAS D. WHEAT                                          Mgmt          For                            For

2.     ADVISORY RESOLUTION TO APPROVE EXECUTIVE                  Mgmt          For                            For
       COMPENSATION.

3.     RATIFICATION OF APPOINTMENT OF ERNST &                    Mgmt          For                            For
       YOUNG LLP AS OUR INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2012.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Senior Floating-Rate Trust
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/07/2012